Fair Value Measurements - Additional Information (Detail)		1 Months Ended
	Sep. 21, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assets, transfers among level 1, level 2 or level 3			$ 0
Fair value liabilities, transfers among level 1, level 2 or level 3			$ 0
Fair value liability, payment percentage	100.00%
Fair value of derivative liability	$ 500,000
Success fee paid		$ 500,000
Discount Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.00